Acquisition And Disposition Activities (Schedule Of Condensed Statements of Operations Discontinued Operations And Cash Flows) (Details) - USD ($) $ in Millions	3 Months Ended						12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquisition And Disposition Activities [Abstract]
Interest income							$ 4.3	$ 27.0	$ 130.7
Interest expense							(4.4)	(248.2)	(77.2)
Other income							16.7		0.9
Other expense								(2.1)
Operating expenses							(33.7)	(3.6)	(14.5)
(Loss) income from discontinued operation before benefit (provision) for income taxes							(17.1)	(226.9)	39.9
Benefit (provision) for income taxes							6.7	(3.4)	(8.6)
(Loss) income from discontinued operations, net of taxes	$ (6.7)	$ (3.7)	$ (1.0)	$ (0.5)	$ 51.7	$ 2.3	(10.4)	(230.3)	31.3
Gain on sale of discontinued operations								282.8
Income (loss) from discontinued operation, net of taxes							(10.4)	$ 52.5	$ 31.3
Salaries and benefits expense							11.4
Professional services expense							6.4
Other expenses							$ 15.6
Tax rate for discontinued operations							39.00%
Net cash flows used for operations							$ 18.5
Net cash flows used for investing activities							$ 27.9